RISKS (Details) - Number Number in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Variation of the result for the year	59	62
Shares [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	12	19
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	39	28
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	8	12
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year		3